JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

COMMON STOCKS — 98.5%
Automobiles — 5.0%
Tesla, Inc.*	726	782,254

Banks — 1.8%
First Republic Bank	554	89,818
Signature Bank	319	93,552
SVB Financial Group*	168	93,962

		277,332

Beverages — 1.0%
Constellation Brands, Inc., Class A	686	158,089

Biotechnology — 4.2%
Alnylam Pharmaceuticals, Inc.*	656	107,091
Exact Sciences Corp.*	939	65,672
Exelixis, Inc.*	3,111	70,530
Horizon Therapeutics plc*	1,473	154,930
Natera, Inc.*	1,035	42,111
Regeneron Pharmaceuticals, Inc.*	296	206,752

		647,086

Building Products — 0.9%
Trane Technologies plc	960	146,582

Capital Markets — 4.7%
BlackRock, Inc.	143	109,028
Blackstone, Inc.	1,633	207,231
Charles Schwab Corp. (The)	2,479	209,029
S&P Global, Inc.	509	208,650

		733,938

Commercial Services & Supplies — 1.0%
Copart, Inc.*	1,236	155,019

Communications Equipment — 0.8%
Arista Networks, Inc.*	887	123,277

Construction & Engineering — 1.6%
Quanta Services, Inc.	1,874	246,600

Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions, Inc.*	776	102,925

Electrical Equipment — 1.6%
AMETEK, Inc.	1,082	144,148
Generac Holdings, Inc.*	351	104,287

		248,435

Electronic Equipment, Instruments & Components — 1.2%
Keysight Technologies, Inc.*	688	108,613
Zebra Technologies Corp., Class A*	199	82,260

		190,873

Energy Equipment & Services — 0.4%
Baker Hughes Co.	1,569	57,118

Entertainment — 0.2%
ROBLOX Corp., Class A*(a)	674	31,166

Health Care Equipment & Supplies — 3.3%
Cooper Cos., Inc. (The)	344	143,602
Dexcom, Inc.*	247	126,306
Insulet Corp.*	324	86,431
Intuitive Surgical, Inc.*	501	151,275

		507,614

Health Care Providers & Services — 2.6%
Centene Corp.*	1,189	100,102
McKesson Corp.	450	137,787
UnitedHealth Group, Inc.	339	172,717

		410,606

Hotels, Restaurants & Leisure — 3.1%
Airbnb, Inc., Class A*	250	42,908
Booking Holdings, Inc.*	70	163,722
Hilton Worldwide Holdings, Inc.*	1,006	152,624
Royal Caribbean Cruises Ltd.*	1,525	127,778

		487,032

Household Durables — 0.6%
Garmin Ltd.	733	86,906

Insurance — 0.7%
Progressive Corp. (The)	1,014	115,578

Interactive Media & Services — 8.0%
Alphabet, Inc., Class C*	301	841,268
Bumble, Inc., Class A*	3,407	98,740
Meta Platforms, Inc., Class A*	1,079	239,946
Snap, Inc., Class A*	1,868	67,222

		1,247,176

Internet & Direct Marketing Retail — 4.8%
Amazon.com, Inc.*	231	752,015

IT Services — 3.6%
Global Payments, Inc.	811	110,942
Mastercard, Inc., Class A	966	345,168
MongoDB, Inc.*	232	102,958

		559,068

Life Sciences Tools & Services — 1.3%
Mettler-Toledo International, Inc.*	52	71,271
Thermo Fisher Scientific, Inc.	227	134,084

		205,355

Machinery — 2.4%
Deere & Co.	565	234,559
Ingersoll Rand, Inc.	2,682	135,038

		369,597

Metals & Mining — 0.9%
Freeport-McMoRan, Inc.	2,699	134,237

Oil, Gas & Consumable Fuels — 1.6%
Cheniere Energy, Inc.	451	62,470
EOG Resources, Inc.	1,550	184,865

		247,335

Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	404	110,109

Pharmaceuticals — 2.0%
Catalent, Inc.*	1,235	136,963
Jazz Pharmaceuticals plc*	708	110,153

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Royalty Pharma plc, Class A	1,506	58,660

		305,776

Professional Services — 0.8%
Equifax, Inc.	530	125,555

Road & Rail — 1.2%
Lyft, Inc., Class A*	2,844	109,221
Old Dominion Freight Line, Inc.	282	84,358

		193,579

Semiconductors & Semiconductor Equipment — 9.5%
Advanced Micro Devices, Inc.*	1,596	174,560
Entegris, Inc.	1,050	137,834
Lam Research Corp.	238	127,862
NVIDIA Corp.	1,530	417,387
QUALCOMM, Inc.	1,593	243,376
SolarEdge Technologies, Inc.*	609	196,411
Teradyne, Inc.	684	80,899
Wolfspeed, Inc.*(a)	796	90,649

		1,468,978

Software — 14.1%
Confluent, Inc., Class A*(a)	1,515	62,098
Crowdstrike Holdings, Inc., Class A*	303	68,902
HubSpot, Inc.*	223	105,953
Intuit, Inc.	352	169,088
Microsoft Corp.	3,668	1,130,769
Palo Alto Networks, Inc.*	342	212,631
ServiceNow, Inc.*	257	143,090
Synopsys, Inc.*	408	135,939
Trade Desk, Inc. (The), Class A*	1,057	73,228
Zscaler, Inc.*	269	64,896

		2,166,594

Specialty Retail — 2.8%
Burlington Stores, Inc.*	411	74,937
CarMax, Inc.*	639	61,641
Home Depot, Inc. (The)	787	235,553
National Vision Holdings, Inc.*	1,279	55,742

		427,873

Technology Hardware, Storage & Peripherals — 8.4%
Apple, Inc.	7,422	1,295,984

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	1,209	162,738

TOTAL COMMON STOCKS (Cost $8,418,810)		15,280,399

SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 1.3%
JPMorgan Prime Money Market Fund Class IM Shares, 0.32%(b)(c)(Cost $209,097)	209,073	209,115

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.7%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30%(b)(c)	93,169	93,095
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%(b)(c)	12,314	12,314

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $105,423)		105,409

TOTAL SHORT-TERM INVESTMENTS (Cost $314,520)		314,524

Total Investments — 100.5% (Cost $8,733,330)		15,594,923
Liabilities in Excess of Other Assets — (0.5)%		(83,985)

Net Assets — 100.0%		15,510,938

Percentages indicated are based on net assets.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at March 31, 2022. The total value of securities on loan at March 31, 2022 is $101,251.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$15,594,923	$—	$—	$15,594,923

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates – The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

	For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.32%(a)(b)	$159,510	$2,932,136	$2,882,458	$(59)	$(14)	$209,115	209,073	$144	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.30%, 0.30%(a)(b)	133,201	1,153,000	1,193,000	(103)	(3)	93,095	93,169	87	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26%, 0.26%(a)(b)	16,751	532,018	536,455	—	—	12,314	12,314	5	—

Total	$309,462	$4,617,154	$4,611,913	$(162)	$(17)	$314,524		$236	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of March 31, 2022.